EQUITY COMPENSATION PLAN	3 Months Ended
Mar. 31, 2024
Share-Based Payment Arrangement [Abstract]
EQUITY COMPENSATION PLAN	EQUITY COMPENSATION PLAN
Stock Incentive Plan
The Company’s share-based compensation plan, the Amended and Restated 2017 Employee, Director and Consultant Equity Incentive Plan, or the 2017 Plan, provides for the issuance of incentive stock options, restricted and unrestricted stock awards, and other stock-based awards. As of March 31, 2024, an aggregate of 9.7 million shares of common stock were authorized for issuance under the 2017 Plan, of which 2.4 million remained available for issuance.
Stock Option Activity
The Company recognizes compensation costs related to stock-based awards, including stock options, based on the estimated fair value of the awards on the date of grant. The Company grants options with an exercise price equal to the fair market value of the Company’s stock on the date of the option grant. The options are subject to four-year vesting with a one-year cliff and have a contractual term of 10 years.
A summary of the Company’s stock option activity under its 2017 Plan for the three months ended March 31, 2024 is as follows (in thousands, except for per share data and years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2023	6,494	$23.22
Exercised	(1,865)	$21.65
Forfeited	(6)	$32.97
Outstanding as of March 31, 2024	4,623	$23.84	7.6	$52,413
Vested and exercisable as of March 31, 2024	1,892	$22.84	6.3	$23,474
The aggregate intrinsic value of stock options exercised during the three months ended March 31, 2024 and March 31, 2023 was $25.5 million and $0.4 million, respectively. Aggregate intrinsic value of stock options exercised and outstanding is calculated using the fair value of common stock on the date of exercise and the fair value of common stock as of March 31, 2024, respectively. The total fair value of stock options vested during the three months ended March 31, 2024 and March 31, 2023 was $8.3 million and $7.7 million, respectively. The Company expects all outstanding stock options to vest.
Stock-Based Compensation Expense
The weighted-average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option pricing model, as well as the resulting weighted-average fair value, for the three months ended March 31, 2023 were as follows:

THREE MONTHS ENDED MARCH 31, 2023
Risk-free interest rate	3.81%
Expected volatility	84.31%
Expected dividend yield	—%
Expected term (in years)	6.08
Weighted average fair value	$17.95
The Company did not grant any stock options during the three months ended March 31, 2024.
Stock-based compensation expense for stock options consisted of the following (in thousands):

	THREE MONTHS ENDED MARCH 31,
	2024	2023
Research and development	$4,192	$3,849
General and administrative	2,205	1,787
Total stock-based compensation expense	$6,397	$5,636
As of March 31, 2024, the Company had $45.2 million of total unrecognized stock-based compensation expense related to its stock options, which is expected to be recognized over a weighted-average period of 2.3 years.
EQUITY COMPENSATION PLAN
Stock Incentive Plan
The Company’s share-based compensation plan, the Amended and Restated 2017 Employee, Director and Consultant Equity Incentive Plan, or the 2017 Plan, provides for the issuance of incentive stock options, restricted and unrestricted stock awards, and other stock-based awards. As of December 31, 2023, an aggregate of 7.8 million shares of common stock were authorized for issuance under the 2017 Plan, of which 0.5 million remain available for issuance.
Stock Option Activity
The Company recognizes compensation costs related to stock-based awards, including stock options, based on the estimated fair value of the awards on the date of grant. The Company grants options with an exercise price equal to the fair market value of the Company’s stock on the date of the option grant. The options are subject to four-year vesting with a one-year cliff and have a contractual term of 10 years.
A summary of the Company’s stock option activity under its 2017 Plan for the year ended December 31, 2023 is as follows (in thousands, except for per share data and years):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (In Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2022	5,305	$22.95
Granted	1,615	$22.98
Forfeited	(242)	$23.88
Exercised	(184)	$12.59
Outstanding as of December 31, 2023	6,494	$23.22	7.6	$96,548
Vested and exercisable as of December 31, 2023	3,322	$21.80	6.6	$54,101
The aggregate intrinsic value of stock options exercised during the years ended December 31, 2023 and December 31, 2022 was $2.1 million and $3.7 million, respectively. Aggregate intrinsic value of stock options exercised and outstanding is calculated using the fair value of common stock on the date of exercise and as of December 31, 2023, respectively. The total fair value of stock options vested during the years ended December 31, 2023 and December 31, 2022 was $24.9 million and $25.0 million, respectively.
Stock-Based Compensation Expense
Stock options are valued using the Black-Scholes Merton option pricing model on the date of grant. This option pricing model involves a number of estimates, including the expected lives of the stock options, the Company’s anticipated stock volatility, and interest rates. Stock-based compensation expense is recognized using the straight-line method over the vesting period.
The weighted-average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option pricing model, as well as the resulting weighted-average fair value for the years ended December 31, 2023 and December 31, 2022 were as follows.

	YEAR ENDED DECEMBER 31,
	2023	2022

Risk-free interest rate	3.77%	2.63%
Expected volatility	84.31%	85.26%
Expected dividend yield	—%	—%
Expected term	6.08	6.08
Weighted average fair value	$16.88	$17.72
The Company determines the assumptions used in the option pricing model in the following manner:
Risk-Free Interest Rate—For the determination of the risk-free interest rates, the Company utilizes the U.S. Treasury yield curve for instruments in effect at the time of measurement with a term commensurate with the expected term assumption.
Expected Volatility—Due to the Company’s limited historical stock price volatility data indicative of the expected future volatility, the Company based its estimate of expected volatility on the estimated and expected volatilities of a guideline group of publicly traded companies. For these analyses, the Company selected companies with comparable characteristics including enterprise value, risk profiles, and with historical share price information sufficient to meet the expected life of the stock-based awards. The Company computes the historical volatility data using the daily closing prices for the selected companies’ shares during the equivalent period of the calculated expected term of its stock-based awards. The Company will continue to apply this process until a sufficient amount of historical information regarding the volatility of its own stock price becomes available, or until the volatility of the Company’s market-traded shares best represents its expected volatility.
Expected Dividend—The expected dividend yield is assumed to be zero since the Company has never paid dividends and does not have current plans to pay any dividends on its common stock.
Expected Term—The Company estimates the expected term of its stock options granted to employees and non-employee directors using the simplified method, whereby, the expected term equals the average of the vesting term and the original contractual term of the option. The Company utilizes this method since it does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term.
Fair Value—The fair value of the Company’s common stock is determined based on its closing market price on the date of the grant. The Company’s board of directors intended all options granted to be exercisable at a price per share not less than the per share fair value of its common stock underlying those options on the grant date.
Stock-based compensation expense for stock options consisted of the following (in thousands):

	YEAR ENDED DECEMBER 31,
	2023	2022
Research and development	$16,630	$14,513
General and administrative	8,216	5,937
Total stock-based compensation expense	$24,846	$20,450
As of December 31, 2023, the Company had $51.8 million of total unrecognized stock-based compensation expense related to its stock options, which is expected to be recognized over a weighted-average period of 2.5 years.